Investments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 1,969	$ 53	$ 3,296
OTTI recognized in earnings	1,865	53	2,984
Portion of net (gain) loss recognize in other comprehensive loss, before taxes	104	0	312
Fixed maturity securities
Other-Than-Temporary Impairments
OTTI recognized in earnings	1,865	14	2,974
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	26,970	29,374	29,322
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	0	554
Additions for credit loss impairments recognized in the current period on securities previously impaired	87	14	445
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(123)	(403)	(153)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(12,770)	(2,015)	(794)
Balance, end of year	$ 14,164	$ 26,970	$ 29,374